Income Taxes - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax statutory rate (in percent)	21.00%	21.00%
iDoc
Income Taxes
Income tax statutory rate (in percent)			21.00%	21.00%
Uncertain tax positions			$ 0.0	$ 0.0
Penalties and interest expense			0.0	$ 0.0
Georgia | iDoc
Income Taxes
Operating loss carryforward not subject to expiration			3.6
Colorado | iDoc
Income Taxes
Operating loss carryforward not subject to expiration			0.7
Operating loss carryforward subject to expiration			$ 1.0